Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000147928
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Mid Cap Value Fund - Institutional
Account Value	$ 500,000	$ 1,193,868	$ 1,185,985	$ 1,142,479	$ 1,004,622	$ 1,033,356	$ 804,846	$ 750,942	$ 597,977	$ 651,964	$ 601,611	$ 466,463
C000147929
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Mid Cap Value Fund - Investor
Account Value	$ 10,000	23,284	23,181	22,370	19,733	20,345	15,880	14,850	11,851	12,963	11,991	9,320
C000063871
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Value Fund - Institutional
Account Value	$ 500,000	1,032,727	1,004,340	866,690	738,816	820,063	672,412	593,436	502,336	570,723	525,590	451,079
C000009765
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Value Fund - Investor
Account Value	$ 10,000	20,339	19,800	17,116	14,613	16,235	13,329	11,781	9,988	11,369	10,486	9,016
C000063872
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Value Plus Fund - Institutional
Account Value	$ 500,000	849,698	907,946	908,109	889,309	933,678	746,268	660,819	523,239	601,099	546,095	430,373
C000009766
Account Value [Line Items]
Line Graph and Table Measure Name	Heartland Value Plus Fund - Investor
Account Value	$ 10,000	16,612	17,772	17,827	17,507	18,419	14,754	13,098	10,394	11,965	10,896	8,595
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 500,000	1,691,103	1,599,148	1,291,637	1,025,460	1,269,243	1,010,053	835,529	637,716	672,992	555,593	492,830
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,000	33,822	31,983	25,833	20,509	25,385	20,201	16,711	12,754	13,460	11,112	9,857
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 500,000	1,691,103	1,599,148	1,291,637	1,025,460	1,269,243	1,010,053	835,529	637,716	672,992	555,593	492,830
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,000	33,822	31,983	25,833	20,509	25,385	20,201	16,711	12,754	13,460	11,112	9,857
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 500,000	1,691,103	1,599,148	1,291,637	1,025,460	1,269,243	1,010,053	835,529	637,716	672,992	555,593	492,830
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,000	33,822	31,983	25,833	20,509	25,385	20,201	16,711	12,754	13,460	11,112	9,857
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 500,000	1,119,352	1,085,455	959,984	851,698	968,194	754,410	718,728	565,650	644,907	568,981	474,160
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 10,000	22,387	21,709	19,200	17,034	19,364	15,088	14,375	11,313	12,898	11,380	9,483
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 500,000	957,900	989,171	915,493	798,486	933,720	727,931	695,691	568,403	652,316	604,905	459,163
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 10,000	19,158	19,783	18,310	15,970	18,674	14,559	13,914	11,368	13,046	12,098	9,183
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 500,000	957,900	989,171	915,493	798,486	933,720	727,931	695,691	568,403	652,316	604,905	459,163
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 10,000	$ 19,158	$ 19,783	$ 18,310	$ 15,970	$ 18,674	$ 14,559	$ 13,914	$ 11,368	$ 13,046	$ 12,098	$ 9,183